Inventories - Schedule of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Of Inventory [Line Items]
Total inventories	$ 76	$ 90
Natural Gas [Member]
Components Of Inventory [Line Items]
Total inventories	22	26
Natural Gas Liquids [Member]
Components Of Inventory [Line Items]
Total inventories	$ 54	$ 64